Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net income allocated available to holders of common shares (in Brazil Real)	R$ 710	R$ 1,220	R$ 1,610
Weighted average of the number of shares	1,350	1,348	1,344
Basic denominator	1,350	1,348	1,344
Weighted average of stock option	4	6	11
Diluted denominator	1,354	1,353	1,355
Basic earnings per million shares (in Brazil Real per share)	R$ 0.525574	R$ 0.905322	R$ 1.19802
Diluted earnings per million shares (in Brazil Real per share)	R$ 0.524174	R$ 0.901589	R$ 1.18852